GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Summary of Revenue by Geographic Area
1.	Revenues based on the channel partners’ location:

	Year ended December 31,
	2018	2017	2016

Americas, principally U.S.	$892,426	$871,297	$847,458
Europe	717,205	674,987	627,524
Asia-Pacific, Middle-East and Africa	306,844	308,374	266,319

	$1,916,475	$1,854,658	$1,741,301

Property and Equipment, Net by Geographic Area
2.	Property and equipment, net:

	December 31,
	2018	2017

Israel	$71,641	$71,655
U.S.	3,463	2,782
Rest of the world	3,410	3,330

	$78,514	$77,767

Total Revenues by Product Lines
b.	Summary information about product lines:

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2018, 2017 and 2016 by product lines:

	Year ended December 31,
	2018	2017	2016

Product and licenses:
Network security Gateways	$468,509	$506,057	$516,254
Other *)	57,048	52,969	56,710

	525,557	559,026	572,964

Security subscriptions	542,323	480,352	389,885

Software updates and maintenance	848,595	815,280	778,452

Total revenues	$1,916,475	$1,854,658	$1,741,301

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.

Summary of Financial Income, Net
c.	Financial income, net:

	Year ended December 31,
	2018	2017	2016

Financial income:
Interest income	$88,475	$74,900	$69,425
Realized gain on sale of marketable securities, net	-	-	2,993

	88,475	74,900	72,418

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	13,560	20,012	23,388
Realized loss on sale of marketable securities, net	1,803	176	-
Foreign currency re-measurement loss	5,719	5,555	2,658
Others	2,327	2,128	1,970

	23,409	27,871	28,016

	$65,066	$47,029	$44,402